SHARE-BASED PAYMENT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of vesting conditions of employee RSAs performance metrics	The RSAs in each year are as follows:

	2021 RSAs	2022 RSAs	2023 RSAs	2024 RSAs

Resolution Date of TSMC’s shareholders in its meeting	July 26, 2021	June 8, 2022	June 6, 2023	June 4, 2024
Resolution Date of TSMC’s Board of Directors in its meeting	February 15, 2022	February 14, 2023	February 6, 2024	August 13, 2024
Issuance of stocks (in millions)	1.4	2.1	3.0	2.3
Available for issuance (in millions)	-	-	-	1.8
Eligible employees	Executive officers	Executive officers	Executive officers	Executive officers
Grant date/Issuance date	March 1, 2022	March 1, 2023	March 1, 2024	September 1, 2024

TSMC’s TSR relative to the TSR of S&P 500 IT Index	Ratio of Shares to be Vested
Above the Index by X percentage points	50% + X * 2.5%, with the maximum of 100%
Equal to the Index	50%
Below the Index by X percentage points	50% - X * 2.5%, with the minimum of 0%
The cash-settled share-based payment arrangements in each year are as follows:

	2021 Plan	2022 Plan	2023 Plan

Resolution Date of TSMC’s Board of Directors in its meeting	February 15, 2022	February 14, 2023	February 6, 2024
Issuance of units (in millions) (Note)	0.2	0.4	0.6
Grant date	March 1, 2022	March 1, 2023	March 1, 2024

Note:	One unit of the right represents a right to the market value of one TSMC’s common share when vested.

Summary of granted RSAs in each year	Details of granted RSAs in each year are as follows:

	2021 RSAs	2022 RSAs	2023 RSAs	2024 RSAs
	Number of Shares (In Millions)	Number of Shares (In Millions)	Number of Shares (In Millions)	Number of Shares (In Millions)

Balance, beginning of year	0.4	1.0	3.0	2.3
Vested shares	(0.4)	(0.5)	(1.4)	(1.1)
Canceled shares	-	-	(0.1)	(0.1)

Balance, end of year	-	0.5	1.5	1.1

Weighted-average fair value of RSAs (NT$ in dollars)	$325.81	$277.71	$364.43	$662.42

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period	The RSAs in each year are measured at fair value at grant date by using the binominal tree approach. Relevant information is as follows:

	2021 RSAs	2022 RSAs	2023 RSAs	2024 RSAs
	March 1, 2022	March 1, 2023	March 1, 2024	September 1, 2024

Stock price at measurement date (NT$ in dollars)	$604	$511	$689	$944
Expected price volatility	25.34%-28.28%	29.34%-32.11%	24.77%-26.12%	25.51%-29.87%
Expected life	1-3 years	1-3 years	1-3 years	1-3 years
Risk-free interest rate	0.57%	1.06%	1.16%	1.40%

Summary of RSAs measured at fair value at grant date	Relevant information is as follows:

	Year Ended December 31
	2024			2025
	2021 Plan	2022 Plan	2023 Plan		2022 Plan	2023 Plan

Stock price at measurement date (NT$ in dollars)	$1,090	$1,090	$1,090		$1,510	$1,510
Expected price volatility	25.61%-30.78%	25.61%-30.78%	25.61%-30.78%		23.67%-30.35%	23.67%-30.35%
Residual life	1 year	1-2 years	1-3 years		1 year	1-2 years
Risk-free interest rate	1.37%	1.41%	1.45%		1.20%	1.22%